RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Purchase of property and equipment		$ 437,912	$ 1,455,842	$ 1,637,305
Office rental expense		37,349	39,667	32,829
Crown's Subsidiaries and Its Associated Company [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy and software license fee expense		1,699	773	699
Purchase of property and equipment		138	771	830
Short film production cost	[1]	0	0	15,619
Lisboa [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[2]	1,377	1,597	1,810
Melco International's Subsidiaries and its Associated Company [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Management fee expense	[3]	1,191	1,177	1,321
Purchase of property and equipment		315	7,758	2,852
Other service fee income		1,221	1,609	632
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[2]	280	238	199
Traveling expense	[2],[4]	3,890	3,685	3,641
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[2]	920	1,021	1,399
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[2],[4]	340	395	515
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[2]	$ 1,452	$ 1,451	$ 1,457

[1]	The amounts represent short film production cost pursuant to an assignment agreement entered into by a subsidiary of the Company and a subsidiary of Crown for assigning exclusively to a subsidiary of the Company a 50% share of a short film and all related elements. The short film was produced for the purpose of promoting the Company's properties in Asia and Crown's properties in Australia.
[2]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[3]	Management fee expense including the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for the operation of the office of the Company's Chief Executive Officer.
[4]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.